Advances to Suppliers, Net (Tables)	6 Months Ended
Mar. 31, 2020
Advances To Suppliers Net
Schedule of Advances to Suppliers, Net

Advances to suppliers, net, consist of the following:

	March 31, 2020	September 30, 2019
	(Unaudited)
Advances to suppliers for inventory raw materials	$843,922	$374,033
Advances to suppliers for construction materials for CIP project (1)	1,410,520	-
Less: allowance for doubtful accounts	(115,819)	(6,377)
Advances to suppliers, net	$2,138,623	$367,656

(1) On December 20, 2019, the Company made an advance payment of approximately $1.4 million (RMB 10 million) to a third-party supplier to purchase construction materials to be used in the Company’s construction of a new manufacturing plant in Tongchuan City (see Note 8). The original scheduled purchase delivery was around March 15, 2020. However, due to the outbreak and impact of the COVID-19, the construction work of the manufacturing plant has been delayed and the supplier fully delivered the construction materials to the Company by September 2020.